Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Lattice Strategies Trust
Entity Central Index Key	0001605803
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000149406 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Developed Markets (ex-US) ETF
Class Name	Hartford Multifactor Developed Markets (ex-US) ETF
Trading Symbol	RODM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Developed Markets (ex-US) ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities in the International developed markets generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the MSCI World ex USA Index. Developed Markets equities generated positive returns across countries within the index led by performance from the Financials, Information Technology, and Industrials sectors.
Top Contributors to Performance
  The Fund’s positive exposure to quality contributed positively to performance as the factor generated positive excess return for the trailing twelve-month period.
  The Fund’s underweight to Energy and positive stock selection in the Consumer Staples and Consumer Discretionary sectors also contributed positively to performance.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  Stock selection in certain sectors detracted, led by security selection in the Utilities and Materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (February 25, 2015)
Fund	23.77%	5.91%	5.44%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	23.89%	6.07%	5.60%
MSCI World ex USA Index (Net)	24.98%	8.36%	5.78%

Performance Inception Date	Feb. 25, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,140,411,615
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 3,683,758
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$1,140,411,615
Total number of portfolio holdings (excluding derivatives, if any)	327
Total investment advisory fees paid	$3,683,758
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	20.9%
Canada	14.4%
United Kingdom	11.4%
Australia	10.1%
France	5.0%
United States	5.0%
Germany	4.1%
Singapore	3.1%
Switzerland	3.1%
Israel	2.9%
Other*	19.0%
Short-Term Investments	2.4%
Other Assets & Liabilities	(1.4	) %
Total	100.0%
*	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149407 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Emerging Markets ETF
Class Name	Hartford Multifactor Emerging Markets ETF
Trading Symbol	ROAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Emerging Markets ETF	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equity generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the MSCI Emerging Markets Index. Equities generated positive returns across most countries within the index led by performance in the Information Technology and Financials sectors.
Top Contributors to Performance
  The Fund’s positive exposures to the momentum and quality risk factors contributed positively to performance as these factors generated positive excess return versus the MSCI Emerging Markets Index for the trailing twelve-month period.
  Performance also benefited from positive security selection with particularly strong stock selection in India and South Korea.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposures to the size and value risk factors as smaller-cap stocks and value stocks underperformed.
  Negative stock selection in certain countries detracted from performance led by weakness in Taiwanese technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (February 25, 2015)
Fund	26.15%	7.28%	3.47%
Hartford Multifactor Emerging Markets Equity Index	28.17%	8.23%	6.61%*
MSCI Emerging Markets Index (Net)	26.05%	5.75%	4.33%
*	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.

Performance Inception Date	Feb. 25, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 31,891,703
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 99,166
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$31,891,703
Total number of portfolio holdings (excluding derivatives, if any)	320
Total investment advisory fees paid	$99,166
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
China	20.1%
Taiwan	18.0%
India	16.9%
South Korea	10.8%
Saudi Arabia	5.6%
Brazil	4.7%
Thailand	3.9%
Malaysia	3.7%
Indonesia	3.4%
Turkey	2.8%
Other*	10.1%
Short-Term Investments	0.0	% ^
Other Assets & Liabilities	0.0	% ^
Total	100.0%
*	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
^	Percentage rounds to zero.

C000149409 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor US Equity ETF
Class Name	Hartford Multifactor US Equity ETF
Trading Symbol	ROUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor US Equity ETF	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Large-Cap U.S. equities generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the Russell 1000 Index. Large cap equities generated positive returns across most sectors led by Information Technology.
Top Contributors to Performance
  The Fund’s positive exposures to dividend yield, quality, and value risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  The Fund also benefited from stock selection helped by underweights to Microsoft, Apple, Tesla, and Alphabet, which all had negative returns over the trailing one-year.
Top Detractors to Performance.
  The Fund was negatively affected from its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  The Fund’s underweight to NVIDIA was a top detractor as the stock was up 179% for the past year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (February 25, 2015)
Fund	31.23%	12.11%	9.96%
Hartford Multifactor Large Cap Index	31.12%	12.25%	12.12%*
Russell 1000 Index (Gross)	35.68%	15.64%	12.73%
*	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.

Performance Inception Date	Feb. 25, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 462,689,864
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 775,770
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$462,689,864
Total number of portfolio holdings (excluding derivatives, if any)	348
Total investment advisory fees paid	$775,770
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	28.2%
Health Care	13.1%
Industrials	11.5%
Financials	11.0%
Consumer Discretionary	8.6%
Consumer Staples	7.5%
Communication Services	6.7%
Utilities	4.4%
Materials	3.9%
Energy	3.0%
Real Estate	1.8%
Other Assets & Liabilities	0.3%
Total	100.0%

C000149410 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Small Cap ETF
Class Name	Hartford Multifactor Small Cap ETF
Trading Symbol	ROSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Small Cap ETF	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Small-Cap U.S. equities generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the Russell 2000 Index. Small-cap equities generated positive returns across most sectors led by the Financials sector.
Top Contributors to Performance
  The Fund’s positive exposures to dividend yield, quality, and value risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  The Fund also benefited from an underweight in the Energy Sector, as the sector underperformed during the period.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  Negative stock selection in Health Care, Materials, and Consumer Staples detracted from performance. Top detractors include stocks in biotechnology, Healthcare providers & supplies, and Metals and Mining sub-sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (March 23, 2015)
Fund	23.70%	11.35%	8.51%
Hartford Multifactor Small Cap Index	24.10%	11.73%	11.39%*
Russell 2000 Index (Gross)^	26.76%	9.39%	7.59%
Russell 3000 Index (Gross)^	35.19%	15.26%	12.49%
*	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
^	The Russell 2000 Index is the Fund’s performance index and the Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Performance Inception Date	Mar. 23, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 31,712,303
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 109,166
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$31,712,303
Total number of portfolio holdings (excluding derivatives, if any)	322
Total investment advisory fees paid	$109,166
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Financials	17.6%
Health Care	17.0%
Industrials	16.2%
Consumer Discretionary	14.2%
Information Technology	11.2%
Real Estate	6.0%
Consumer Staples	5.5%
Materials	5.4%
Energy	3.3%
Communication Services	2.4%
Utilities	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1	) %
Total	100.0%

C000180487 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Diversified International ETF
Class Name	Hartford Multifactor Diversified International ETF
Trading Symbol	RODE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Diversified International ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Diversified International ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the MSCI ACWI ex USA Index. Equities generated positive returns across most countries within the index led by performance in the Information Technology, Financials, and Industrials sectors.
Top Contributors to Performance
  The Fund was helped from its positive exposures to quality and momentum as these risk factors outperformed for the trailing twelve-month period.
  Strong stock selection in Consumer Staples also contributed positively to results.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposures to the size and value risk factors as smaller-cap stocks and value stocks underperformed.
  An underweight to India and negative stock selection in the Communication Services and Information Technology sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (May 10, 2017)
Fund	24.04%	6.77%	6.31%
Hartford Multifactor Diversified International Index	24.25%	7.33%	6.45%*
MSCI ACWI ex USA Index (Net)	25.35%	7.59%	6.29%
*	The Hartford Multifactor Diversified International Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.

Performance Inception Date	May 10, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 19,535,801
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 52,017
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$19,535,801
Total number of portfolio holdings (excluding derivatives, if any)	316
Total investment advisory fees paid	$52,017
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	12.6%
China	11.8%
Taiwan	8.4%
Australia	8.0%
South Korea	5.3%
Canada	4.9%
United Kingdom	4.3%
United States	3.9%
France	3.0%
Sweden	2.8%
Other*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.1	) %
Total	100.0%
*	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000225983 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Longevity Economy ETF
Class Name	Hartford Longevity Economy ETF
Trading Symbol	HLGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Longevity Economy ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Longevity Economy ETF	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the Russell 3000 Index. Equities were positive across most sectors led by Information Technology.
Top Contributors to Performance
  The Fund’s underweight to the low volatility risk factor and positive exposures to value and quality risk factors contributed positively to performance for the trailing twelve-month period.
  The Fund also benefited from an underweight in Energy as the sector underperformed.
Top Detractors to Performance
  The Fund was negatively affected from its positive exposure to size as larger-cap equities outperformed.
  The Fund’s underweight to NVIDIA was a top detractor as the stock was up 179% for the past year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	Since Inception (March 16, 2021)
Fund	32.64%	8.45%
Hartford Longevity Economy Index	32.85%	8.85%
Russell 3000 Index (Gross)	35.19%	10.84%

Performance Inception Date	Mar. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,898,391
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 43,716
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$11,898,391
Total number of portfolio holdings (excluding derivatives, if any)	351
Total investment advisory fees paid	$43,716
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	32.4%
Health Care	18.0%
Consumer Discretionary	12.6%
Communication Services	11.7%
Financials	10.4%
Consumer Staples	7.4%
Industrials	3.1%
Utilities	2.2%
Real Estate	2.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	(0.2	) %
Total	100.0%

C000238811 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined US Equity ETF
Class Name	Hartford Disciplined US Equity ETF
Trading Symbol	HDUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Disciplined US Equity ETF	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Large-Cap U.S. equities generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the Russell 1000 Index. Equities generated positive returns across most sectors led by Information Technology.
Top Contributors to Performance
  The Fund’s positive exposures to dividend yield, quality, and value risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  The Fund also had positive stock selection in the Industrials and Materials sectors that contributed positively to performance for the trailing one-year.
Top Detractors to Performance
  The Fund was negatively affected from its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  Negative stock selection negatively affected performance where the Fund’s underweight to NVIDIA was a top detractor as the stock was up 179% for the past year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	Since Inception (November 16, 2022)
Fund	33.57%	21.01%
Hartford Disciplined US Equity Index	33.84%	21.24%
Russell 1000 Index (Gross)	35.68%	23.01%

Performance Inception Date	Nov. 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 122,291,921
Holdings Count | Holding	271
Advisory Fees Paid, Amount	$ 208,391
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$122,291,921
Total number of portfolio holdings (excluding derivatives, if any)	271
Total investment advisory fees paid	$208,391
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	30.0%
Financials	10.9%
Consumer Discretionary	10.3%
Health Care	10.3%
Communication Services	9.9%
Industrials	9.0%
Consumer Staples	7.3%
Energy	4.3%
Real Estate	4.2%
Materials	2.1%
Utilities	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%

C000246652 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor International Small Company ETF
Class Name	Hartford Multifactor International Small Company ETF
Trading Symbol	ROIS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor International Small Company ETF (the "Fund") for the period of March 18, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?*
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor International Small Company ETF	$27	0.49%
*	This annual report covers less than a full 12-month period. Expenses for a full 12-month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.49%	[1],[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International small-cap equities generated strong returns over the twelve-month period ending September 30, 2024 as measured by the MSCI ACWI ex USA Small Cap Index. Equities generated positive returns across most countries within the index with strong performance from most sectors.
Top Contributors to Performance
  The Fund’s positive exposures to the quality and low volatility risk factors contributed positively to performance as these factors generated positive excess return for the period.
  The Fund also benefited from positive stock selection in Japan and Canada along with an overweight to China.
Top Detractors to Performance
  The Fund’s overweight to dividend yield along with positive exposures to momentum and value detracted from performance as these risk factors underperformed for the period.
  The Fund’s underweight to India was also a top detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Cumulative Total Returns For the Period Ended September 30, 2024	Since Inception (March 18, 2024)
Fund	9.17%
Hartford Multifactor International Small Company Index	9.38%
MSCI ACWI ex USA Small Cap Index (Net)^	11.50%
MSCI ACWI ex USA Index (Net)^	10.46%
^	The MSCI ACWI ex USA Small Cap Index is the Fund’s performance index and the MSCI ACWI ex USA Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Performance Inception Date	Mar. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,355,287
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 13,284	[3]
Investment Company Portfolio Turnover	28.00%	[3]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$5,355,287
Total number of portfolio holdings (excluding derivatives, if any)	285
Total investment advisory fees paid*	$13,284
Portfolio turnover rate*	28%
*	For the period March 18, 2024 (commencement of operations) through September 30, 2024.

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	17.0%
Taiwan	9.0%
Canada	6.9%
Australia	6.7%
India	6.4%
South Korea	6.4%
China	5.4%
Switzerland	5.2%
United Kingdom	3.9%
Hong Kong	3.6%
Other*	28.8%
Other Assets & Liabilities	0.7%
Total	100.0%
*	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000246653 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Quality Growth ETF
Class Name	Hartford US Quality Growth ETF
Trading Symbol	HQGO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of December 5, 2023 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?*
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Quality Growth ETF	$32	0.34%
*	This annual report covers less than a full 12-month period. Expenses for a full 12-month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 32	[4]
Expense Ratio, Percent	0.34%	[4],[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities generated positive returns over the twelve-month period ending September 30, 2024 as measured by the Russell 1000 Index and led by large-cap growth stocks as the Russell 1000 Growth Index outperformed the broader market. Within the Russell 1000 Growth Index, performance was positive across sectors with strong performance from Information Technology, the largest contributor to return.
Top Contributors to Performance
  The Fund’s positive exposures to quality and dividend yield were contributors to performance as these factors generated positive excess returns for the period.
  Positive stock selection in the Consumer Discretionary and Consumer Staples sectors also contributed positively to performance.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  Negative stock selection in the Information Technology and Communication Services sectors negatively affected performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Cumulative Total Returns For the Period Ended September 30, 2024	Since Inception (December 05, 2023)
Fund	27.19%
Hartford US Quality Growth Index	27.53%
Russell 1000 Growth Index (Gross)^	30.67%
Russell 1000 Index (Gross)^	26.81%
^	The Russell 1000 Growth Index is the Fund’s performance index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Performance Inception Date	Dec. 05, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,324,520
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 16,129	[6]
Investment Company Portfolio Turnover	34.00%	[6]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$6,324,520
Total number of portfolio holdings (excluding derivatives, if any)	126
Total investment advisory fees paid*	$16,129
Portfolio turnover rate*	34%
*	For the period December 5, 2023 (commencement of operations) through September 30, 2024.

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	40.7%
Consumer Discretionary	12.7%
Health Care	12.7%
Communication Services	9.2%
Consumer Staples	6.9%
Industrials	5.8%
Financials	4.8%
Energy	3.7%
Materials	2.3%
Real Estate	1.1%
Other Assets & Liabilities	0.1%
Total	100.0%

C000246654 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Value ETF
Class Name	Hartford US Value ETF
Trading Symbol	VMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of December 5, 2023 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?*
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Value ETF	$27	0.29%
*	This annual report covers less than a full 12-month period. Expenses for a full 12-month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 27	[7]
Expense Ratio, Percent	0.29%	[7],[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities generated positive returns over the twelve-month period ending September 30, 2024 as measured by the Russell 1000 Index. Large-cap value stocks as measured by the Russell 1000 Value Index underperformed the broader market, but still generated strong returns. Within the Russell 1000 Value Index, performance was positive across sectors with particularly strong performance from the Financials and Industrials sectors.
Top Contributors to Performance
  The Fund’s positive exposures to momentum, quality, dividend yield, and value were contributors to performance as these factors generated positive excess return for the period. The underweight to low volatility also contributed positively to results.
  Positive stock selection contributed positively to results led by strong performance from Information Technology and Communication Services sectors where underweights to Intel Corporation and Meta Platforms were top overall contributors.
Top Detractors to Performance
  The Fund was negatively affected from its positive exposure to size as larger-cap equities outperformed.
  Negative stock selection in the Industrials, Energy, and Materials sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Cumulative Total Returns For the Period Ended September 30, 2024	Since Inception (December 05, 2023)
Fund	25.83%
Hartford US Value Index	25.22%
Russell 1000 Value Index (Gross)^	21.74%
Russell 1000 Index (Gross)^	26.81%
^	The Russell 1000 Value Index is the Fund’s performance index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Performance Inception Date	Dec. 05, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,147,683
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 13,536	[9]
Investment Company Portfolio Turnover	64.00%	[9]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of September 30, 2024
Fund's net assets	$6,147,683
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment advisory fees paid*	$13,536
Portfolio turnover rate*	64%
*	For the period December 5, 2023 (commencement of operations) through September 30, 2024.

Holdings [Text Block]
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Financials	32.0%
Energy	11.0%
Health Care	9.6%
Industrials	7.8%
Information Technology	7.5%
Utilities	7.1%
Communication Services	5.8%
Real Estate	5.2%
Consumer Discretionary	4.7%
Materials	4.7%
Consumer Staples	4.4%
Other Assets & Liabilities	0.2%
Total	100.0%

[1]	This annual report covers less than a full 12-month period. Expenses for a full 12-month period would be higher.
[2]	Annualized.
[3]	For the period March 18, 2024 (commencement of operations) through September 30, 2024.
[4]	This annual report covers less than a full 12-month period. Expenses for a full 12-month period would be higher.
[5]	Annualized.
[6]	For the period December 5, 2023 (commencement of operations) through September 30, 2024.
[7]	This annual report covers less than a full 12-month period. Expenses for a full 12-month period would be higher.
[8]	Annualized.
[9]	For the period December 5, 2023 (commencement of operations) through September 30, 2024.